SECURITISATIONS AND COVERED BONDS - Narrative (Details) - The Group - Securitisation programmes - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
SECURITISATIONS AND COVERED BONDS (Details) - Narrative [Line Items]
Cash deposits held restricted in use to securitisation and covered bonds	£ 3,455	£ 3,930
Maximum exposure to loss from interests in structured entities	£ 52	£ 52